Consolidated statement of changes in equity - ZAR (R) R in Thousands	Total	MiX Telematics Investments Proprietary Limited	Stated capital	Other reserves	Retained earnings	Total	Non-controlling interests
Balance at Mar. 31, 2016	R 1,919,808		R 1,320,955	R 74,262	R 526,082	R 1,921,299	R (1,491)
Total comprehensive income	40,512			(80,879)	121,458	40,579	(67)
Profit for the year	121,441				121,458	121,458	(17)
Other comprehensive loss	(80,929)			(80,879)		(80,879)	(50)
Total transactions with owners	(517,389)		(466,610)	2,247	(53,026)	(517,389)	0
Shares issued in relation to share options and share appreciation rights exercised	7,072		7,072			7,072
Share-based payment transaction	2,247			2,247		2,247
Dividends declared	(53,026)				(53,026)	(53,026)
Share repurchase	(473,682)		(473,682)			(473,682)
Balance at Mar. 31, 2017	1,442,931		854,345	(4,370)	594,514	1,444,489	(1,558)
Total comprehensive income	120,625			(60,576)	181,134	120,558	67
Profit for the year	181,193				181,134	181,134	59
Other comprehensive loss	(60,568)			(60,576)		(60,576)	8
Total transactions with owners	(46,375)		(7,940)	13,332	(53,268)	(47,876)	1,501
Shares issued in relation to share options and share appreciation rights exercised	10,726		10,726			10,726
Share-based payment transaction	9,000			9,000		9,000
Share-based payment – excess tax benefit	5,833			5,833		5,833
Transactions with non-controlling interest				(1,501)		(1,501)	1,501
Dividends declared	(53,268)				(53,268)	(53,268)
Share repurchase	(18,666)		(18,666)			(18,666)
Balance (Previously stated) at Mar. 31, 2018	1,517,181		846,405	(51,614)	722,380	1,517,171	10
Balance (Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9) at Mar. 31, 2018	24,675		0	0	24,675	24,675	0
Balance at Mar. 31, 2018	1,541,856		846,405	(51,614)	747,055	1,541,846	10
Total comprehensive income	318,083			115,744	202,336	318,080	3
Profit for the year	202,336				202,336	202,336	0
Other comprehensive loss	115,747			115,744		115,744	3
Total transactions with owners	(108,262)		(59,772)	19,082	(67,572)	(108,262)	0
Shares issued in relation to share options and share appreciation rights exercised	13,776		13,776			13,776
Share-based payment transaction	12,140			12,140		12,140
Share-based payment – excess tax benefit	6,942			6,942		6,942
Transactions with non-controlling interest				0
Dividends declared	(67,572)				(67,572)	(67,572)
Share repurchase	(73,548)		(73,548)			(73,548)
Balance at Mar. 31, 2019	R 1,751,677		R 786,633	R 83,212	R 881,819	R 1,751,664	R 13
Treasury shares (in shares)		40,000,000